Quarterly Holdings Report
for
Fidelity® Maryland Municipal Income Fund
November 30, 2022
SMD-NPRT1-0123
1.810710.118
Municipal Bonds - 97.5%
	Principal Amount (a)	Value ($)
District Of Columbia - 1.3%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,154,351
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	180,000	184,603
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	120,000	123,069
TOTAL GUAM		307,672
Maryland - 95.2%
Anne Arundel County Gen. Oblig.:
Series 2018, 5% 10/1/35	6,400,000	6,975,932
Series 2019, 5% 10/1/48	550,000	597,066
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,474,348
Baltimore County Gen. Oblig.:
Series 2019, 4% 11/1/33	1,805,000	1,917,026
Series 2020:
4% 1/1/32	700,000	717,385
4% 1/1/33	1,200,000	1,222,912
4% 1/1/35	1,230,000	1,241,276
4% 1/1/37	1,500,000	1,493,139
4% 1/1/45	1,750,000	1,549,783
4% 1/1/50	2,400,000	2,060,341
Series 2021, 5% 3/1/34	2,515,000	2,911,348
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	1,650,000	1,647,490
Series 2015:
5% 6/15/23	350,000	354,321
5% 6/15/24	500,000	514,597
Series 2017 A:
5% 10/15/34	2,000,000	2,175,108
5% 10/15/36	1,000,000	1,078,501
5% 10/15/37	1,005,000	1,081,580
Series 2022 A, 5% 10/15/36	1,565,000	1,804,115
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series 2014 C:
5% 7/1/27	2,325,000	2,429,138
5% 7/1/34	1,285,000	1,328,311
(Wtr. Projs.):
Series 2014 A:
5% 7/1/28	2,825,000	2,950,781
5% 7/1/33	3,000,000	3,108,656
Series 2020 A, 5% 7/1/50	2,490,000	2,658,965
Series 2017 D, 5% 7/1/31	5,260,000	5,684,747
City of Westminster Series 2016, 5% 11/1/31	1,000,000	1,047,223
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	540,000	540,309
Series 2019 C:
5% 9/1/29	550,000	605,685
5% 3/1/30	700,000	768,554
5% 3/1/31	1,150,000	1,257,966
Series 2021 B, 3% 9/1/51	970,000	935,225
Maryland Dept. of Trans.:
Series 2020, 5% 10/1/33	1,520,000	1,747,486
Series 2021 B:
4% 8/1/51 (b)	2,005,000	1,788,171
5% 8/1/46 (b)	2,000,000	2,052,493
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/29	1,850,000	1,954,976
(Term. Proj.) Series 2019 A:
5% 6/1/44 (b)	500,000	506,641
5% 6/1/49 (b)	1,000,000	1,008,807
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2022 B:
5% 6/30/37 (b)	2,465,000	2,578,971
5.25% 6/30/55 (b)	1,000,000	1,032,211
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/27 (b)	200,000	206,189
5% 7/1/28 (b)	630,000	652,871
5% 7/1/29 (b)	585,000	609,048
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Morgan State Univ. Proj.) Series 2022 A, 5.75% 7/1/53	1,000,000	1,054,937
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	355,368
5% 7/1/28	305,000	309,347
5% 7/1/29	185,000	186,725
5% 7/1/30	250,000	251,718
5% 7/1/31	300,000	301,083
5% 7/1/32	325,000	324,741
5% 7/1/36	500,000	487,001
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	350,000	368,943
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	700,000	736,327
(Univ. of Maryland, College Park Projs.) Series 2016, 5% 6/1/43 (Assured Guaranty Muni. Corp. Insured)	575,000	584,898
Maryland Gen. Oblig. Series 2021 2A, 4% 8/1/36	1,000,000	1,040,673
Maryland Health & Higher Edl.:
Series 2020:
4% 7/1/40	300,000	279,129
4% 7/1/45	750,000	680,354
4% 7/1/50	1,000,000	875,633
Series 2021 A:
2.5% 7/1/51	5,000,000	3,083,423
3% 7/1/51	1,000,000	701,579
4% 6/1/39	475,000	429,890
4% 6/1/40	500,000	448,063
4% 6/1/55	500,000	408,692
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	520,000	553,606
5% 7/1/30	850,000	896,608
5% 7/1/31	1,400,000	1,474,950
5% 7/1/32	290,000	305,011
Series 2013 B, 5% 8/15/38	2,000,000	2,012,726
Series 2014, 5% 7/1/27 (Pre-Refunded to 7/1/24 @ 100)	3,495,000	3,620,066
Series 2015 A, 5% 5/15/30	1,000,000	1,047,277
Series 2015:
5% 7/1/26 (Pre-Refunded to 7/1/24 @ 100)	1,000,000	1,035,784
5% 7/1/27 (Pre-Refunded to 7/1/24 @ 100)	1,000,000	1,035,784
5% 8/15/29	2,000,000	2,062,635
5% 7/1/31	2,200,000	2,282,486
5% 7/1/33	1,325,000	1,353,690
5% 7/1/34	1,200,000	1,223,534
Series 2016 A:
4% 7/1/42	2,175,000	1,908,992
5% 7/1/35	1,500,000	1,537,117
5% 7/1/38	3,215,000	3,264,274
5.5% 1/1/31	1,500,000	1,596,952
Series 2016:
5% 6/1/26	300,000	315,209
5% 6/1/27	255,000	267,249
5% 6/1/28	310,000	324,556
5% 6/1/29	350,000	365,791
5% 7/1/31	500,000	528,170
5% 6/1/33	305,000	316,679
5% 6/1/36	250,000	257,726
Series 2017:
4% 7/1/42	2,845,000	2,766,060
5% 6/1/27	290,000	303,930
5% 6/1/31	425,000	442,634
5% 6/1/33	970,000	1,007,143
5% 6/1/35	600,000	619,784
5% 6/1/42	1,000,000	1,023,507
Series 2019 A, 5% 10/1/49	2,000,000	2,119,580
Series 2020 A:
5% 7/1/23	310,000	313,636
5% 7/1/24	355,000	364,977
5% 7/1/34	1,000,000	1,059,514
5% 7/1/35	1,000,000	1,053,659
Series 2020 B:
5% 4/15/34	1,010,000	1,090,184
5% 4/15/35	1,000,000	1,073,030
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	1,000,000	951,932
Series 2022 A, 4% 6/1/36	1,875,000	1,893,704
Maryland Stadium Auth. Rev. (Pub. Schools Construction and Revitalization Prog.):
Series 2016:
5% 5/1/30	1,715,000	1,813,716
5% 5/1/36	2,000,000	2,094,439
Series 2018 A, 5% 5/1/36	1,580,000	1,694,387
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2017, 5% 7/1/30	3,000,000	3,290,305
Series 2020:
4% 7/1/50	2,500,000	2,416,845
5% 7/1/33	1,000,000	1,139,361
5% 7/1/36	490,000	549,014
Montgomery County Gen. Oblig. Series A, 4% 11/1/33	3,000,000	3,186,194
Prince Georges County Ctfs. of Prtn.:
Series 2018, 5% 10/1/48	2,100,000	2,201,902
Series 2021:
4% 10/1/39	1,205,000	1,204,585
4% 10/1/40	1,255,000	1,250,152
4% 10/1/41	400,000	396,709
Prince Georges County Gen. Oblig. Series 2020 A, 5% 7/15/34	1,010,000	1,120,148
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/46	3,350,000	3,607,772
TOTAL MARYLAND		152,813,891
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	505,310	276,521
5.625% 7/1/27	55,000	56,265
5.625% 7/1/29	185,000	189,326
5.75% 7/1/31	445,000	456,175
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2018 A1, 4.55% 7/1/40	335,000	311,158
TOTAL PUERTO RICO		1,289,445
TOTAL MUNICIPAL BONDS (Cost $165,277,550)		156,565,359

TOTAL INVESTMENT IN SECURITIES - 97.5% (Cost $165,277,550)	156,565,359
NET OTHER ASSETS (LIABILITIES) - 2.5%	4,026,062
NET ASSETS - 100.0%	160,591,421

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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